Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Warrants Activity	A summary of warrants activity for the year ended December 31, 2021, 2022 and 2023 is as follows:
	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 5, 2024
Additional warrants upon exercise of UPO	100,000	-	-
Exercised	(96,300)	-	-
Balance of warrants outstanding as of December 31, 2021	6,023,700	2.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1years	February 5, 2024
Balance of warrants exercisable as of December 31, 2023	6,023,700	0.1years	February 5, 2024